Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Buildings	2,478,741	2,478,741	339,586
Leasehold and building improvements	175,057	175,037	23,980
Furniture, fixtures and equipment	153,019	150,902	20,673
Motor vehicles	23,855	7,015	961
Software	209,808	227,194	31,127
	3,040,480	3,038,889	416,327
Accumulated depreciation	(581,306)	(674,833)	(92,452)
	2,459,174	2,364,056	323,875
Construction in progress	23,025	18,191	2,492
Property and equipment, net	2,482,199	2,382,247	326,367

Depreciation expense was RMB155,968, RMB158,082 and RMB156,683 for the years ended December 31, 2022, 2023 and 2024, respectively.

In 2021, the Group purchased new office premises for a total cash consideration of approximately RMB2.2 billion, which is accounted for as asset acquisition, and recorded as part of property and equipment, net in the Group’s consolidated balance sheet. Due to the difference between tax bases and cost bases of buildings, a deferred tax liability of RMB196.2 million was recorded at acquisition date and amortized through the remaining useful life of the buildings.